UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prime Logic Capital, LLC
Address:  135 East 57th Street, 11th Floor
          New York, New York 10022

13F File Number: 28-12827


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Cummins
Title:  Managing Member
Phone:  (212) 607-2576


Signature, Place and Date of Signing:


/s/ Marc Cummins                 New York, New York           May 13, 2008
--------------------            --------------------      --------------------
     [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      29

Form 13F Information Table Value Total: $99,878
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2008

COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
ALTERNATIVE ASSET MGMT ACQU     COM              02149U101   9,470     1,000,000 SH          SOLE               1,000,000
ALTERNATIVE ASSET MGMT ACQU     W EXP 08/01/201  02149U119   1,201     1,847,900 SH          SOLE               1,847,900
AMBASSADORS INTL INC            COM              023178106   3,638       490,940 SH          SOLE                 490,940
AMERICAN TOWER CORP             CL A             029912201   5,882       150,000 SH          SOLE                 150,000
CELEBRATE EXPRESS INC           COM              15100A104   3,526       671,700 SH          SOLE                 671,700
EINSTEIN NOAH REST GROUP INC    COM              28257U104   1,953       228,100 SH          SOLE                 228,100
GLG PARTNERS INC                W EXP 12/28/201  37929X115   2,412       530,200 SH          SOLE                 530,200
GSC ACQUISITION COMPANY         COM              40053G106   2,311       250,100 SH          SOLE                 250,100
GSC ACQUISITION COMPANY         W EXP 06/25/201  40053G114     551     1,197,900 SH          SOLE               1,197,900
HANESBRANDS INC                 COM              410345102   1,644        56,300 SH          SOLE                  56,300
HANSEN NAT CORP                 COM              411310105   2,302        65,200 SH          SOLE                  65,200
HYTHIAM INC                     COM              44919F104   1,263     1,043,842 SH          SOLE               1,043,842
ISHARES TR                      RUSSELL 2000     464287655     307       300,000 SH  PUT     SOLE                   3,000
JARDEN CORP                     COM              471109108   1,686        77,571 SH          SOLE                  77,571
LIBERTY ACQUISITION HLDGS CO    COM              53015Y107   9,330     1,000,000 SH          SOLE               1,000,000
LIBERTY ACQUISITION HLDGS CO    W EXP 12/12/201  53015Y115   2,254     1,063,100 SH          SOLE               1,063,100
MSC INDL DIRECT INC             CL A             553530106   4,487       106,200 SH          SOLE                 106,200
MACYS INC                       COM              55616P104     295        12,800 SH          SOLE                  12,800
MIDDLEBY CORP                   COM              596278101   6,393       102,469 SH          SOLE                 102,469
NATHANS FAMOUS INC NEW          COM              632347100   8,515       608,243 SH          SOLE                 608,243
NEOGEN CORP                     COM              640491106   3,444       137,212 SH          SOLE                 137,212
NEXCEN BRANDS INC               COM              653351106   5,833     1,700,606 SH          SOLE               1,700,606
PROTECTION ONE INC              COM NEW          743663403   7,221       752,960 SH          SOLE                 752,960
REDENVELOPE INC                 COM              75733R601     316       526,396 SH          SOLE                 526,396
RETAIL HOLDRS TR                DEP RCPT         76127U101     350       200,000 SH  PUT     SOLE                   2,000
SCHOOL SPECIALTY INC            COM              807863105   5,201       164,900 SH          SOLE                 164,900
VICTORY ACQUISITION CORP        COM              92644D100   2,820       300,000 SH          SOLE                 300,000
VICTORY ACQUISITION CORP        W EXP 04/24/201  92644D118   1,127     2,012,900 SH          SOLE               2,012,900
XCORPOREAL INC                  COM              98400P104   4,146     1,011,157 SH          SOLE               1,011,157



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